Commitments and contingencies - Schedule of Future Minimum Purchase Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Total
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	$ 393,566	$ 383,702
Acquisition of intangible assets commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	784	12,634
Non-cancelable manufacturing commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	330,889	287,065
PS4 license volume commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	57,616	55,981
Logistics service and other third party commitments
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	$ 4,277	$ 28,022